Financial Assets and Financial Liabilities (Details) - Schedule of Trade and Other Receivables - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
Current
Trade receivables	[1]	$ 607,436	$ 46,949
Loss allowance		(16,233)	(27,920)
Accrued income – Australian R&D tax incentive refund	[2]	768,370	398,391
Other income receivables – R&D grants	[3]	28,000
Total		$ 1,387,573	$ 417,420

[1]	All trade receivables are non-interest bearing.
[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.
[3]	The group has recognized $28,000 of EMDG grant in other income receivable for the current financial year (2023:nil).